Finance Lease Receivable	12 Months Ended
Dec. 31, 2012
Finance Lease Receivable
5.	Finance Lease Receivable

Contractual maturities on finance lease receivable are as follows:

Years ending December 31,	Contractual maturities
2013	$3,583
2014	3,566
2015	3,939
2016	1,048

Total	$12,136